Filed Pursuant to Rule 497(e)
File Nos. 333-192733 & 811-22917

Supplement dated August 26, 2016

to the

WBI Tactical SMG Shares (WBIA) WBI Tactical SMV Shares (WBIB) WBI Tactical SMY Shares (WBIC) WBI Tactical SMS Shares (WBID) WBI Tactical LCG Shares (WBIE)	WBI Tactical LCV Shares (WBIF) WBI Tactical LCY Shares (WBIG) WBI Tactical LCS Shares (WBIL) WBI Tactical Income Shares (WBII) WBI Tactical High Income Shares (WBIH)

Statement of Additional Information
dated October 31, 2015, as supplemented
(the “Combined SAI”)

WBI Tactical Rotation Shares (WBIR)

Statement of Additional Information
 dated July 20, 2016
(the “Tactical Rotation SAI”)

Effective immediately, the “Trustee and Officers” tables on pages 23-24 of the Combined SAI and pages 22-24 of the Tactical Rotation SAI are replaced with the following:

Trustees and Officers
Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees:
Jude T. Depko, 1946	Trustee	Since June 2014	Technical Consultant, Michael Baker Jr., Inc. (consulting)(2009 to present)	11	None
John A. Flanagan, 1946	Trustee	Since June 2014	Treasurer, ETF Managers Trust (investment company)(2015 to present); Principal Financial Officer, ETF Managers Capital, LLC (commodity pool operator)(2014 to present); President, John A. Flanagan CPA, LLC (accounting services)(2010 to present); Chief Financial Officer, Macromarkets LLC (exchange traded funds)(2007 to 2010)	11	None
Independent Trustees:
Andrew Putterman, 1959	Trustee	Since June 2014	Principal, 1812 Park, LLC (financial consulting)(2014 to present); Advisory Board Member, Vestigo Ventures 1 GP, LLC (2016 to present); Managing Director, B+ Institutional Services, LLC (2014 to present); Independent Board Member, Princeton Private Equity Fund (2014 to 2015); Chairman Emeritus, Fortigent LLC (financial services)(2013 to 2014); Managing Director, LPL Financial (financial services)(2012 to 2014); The Private Trust Company (January 2013 to December 2013); President and Chief Executive Officer, Fortigent LLC (2006 to 2012 and 2013, respectively)	11	None

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Interested Trustees:
Don Schreiber, Jr., 1955(4)	Trustee, President and Principal Executive Officer	Since November 2013	Chief Executive Officer, Treasurer and Co-Portfolio Manager, WBI Investments, Inc. (registered investment adviser)(1984 to present); Chief Executive Officer, Millington Securities, Inc. (registered investment adviser and broker-dealer)(2013 to present); Chief Executive Officer, Vice President, Director and Treasurer, WBI Trading, Inc. (financial services)(2011 to present); Chief Executive Officer, Vice President, Director and Treasurer, Hartshorne Group, Inc. (wealth management services)(2008 to present)	11	None
Matthew Schreiber, 1980(4)	Trustee	Since June 2014	President and Vice President of WBI Investments, Inc. (2013 to present); Vice President of Business Development, WBI Investments, Inc. (2007 to 2013)	11	None

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Other Officers:
Ann Schreiber, 1984	Secretary	Since June 2014
Chief Marketing Officer, WBI Investments, Inc. (2015 to present); Secretary, WBI Trading, Inc. (2015  to present); Secretary, Millington Securities, Inc. (2013 to present); Secretary, Hartshorne Group, Inc. (2012 to present);  Corporate Secretary, WBI Investments, Inc. (2011 to present); Director of Marketing and Executive Services, WBI Investments, Inc. (2011 to 2014); Consultant, Advisor Toolbox, Inc. (2009 to 2011)

Paul Lagermasini, 1969	Treasurer and Principal Financial Officer	Since November 2015
Chief Financial Officer of WBI Investments, Inc., The Hartshorne Group Inc., and Millington Securities, Inc. (2015 to present); Head of SEC Reporting at RCS Capital Corporation (2013 to 2015); Chief Financial Officer of Ally Securities LLC (2011 to 2013)

Tracey Crespo, 1970	Assistant Treasurer	Since November 2015
Chief Operating Officer, WBI Investments, Inc. (2011 to present); Treasurer and Principal Financial Officer of Absolute Shares Trust (August 2015 to November 2015); Director of Centralized Operations & Director of Fund Accounting and Hedge Fund Services, SEI, Inc. (fund administrative services)(2007-2011)

Steven Van Solkema, 1970	Assistant Treasurer	Since November 2015	Chief Operating Officer and Chief Compliance Officer, Millington Securities, Inc. (2014 to present); Managing Director, Ally Financial, Inc. (financial services) (2010 to 2013)
Alyson Kest, 1974	Assistant Secretary	Since February 2015
Compliance at Millington Securities, Inc. (2015 to present); Legal and Compliance at XL Catlin (fka Catlin, Inc.) (2014 to 2015); Compliance at Macquarie (2011 to 2014); Compliance and Risk at Morgan Stanley (2006 to 2011)

Donna M. Rogers, 1966	Chief Compliance Officer	Since June 2014
Managing Director, Foreside Fund Officer Services, LLC (formerly Foreside Compliance Services, LLC) (financial services)(2010 to present); Senior Vice President, State Street Bank (formerly Investors Bank & Trust Company) (financial services)(2004 to 2010)

Cynthia R. Bonna, 1984	Chief Legal Officer	Since June 2014
Chief Compliance Officer, WBI Investments, Inc. (2013 to present); Chief Compliance Officer, Hartshorne Group, Inc. (2013 to present); Compliance Officer, Millington Securities, Inc. (2013 to present); Compliance Officer, WBI Investments, Inc. (2010 to 2013); Compliance Officer, Hartshorne Group, Inc. (2010 to 2013)

(1)	The address of each Trustee or officer is c/o Absolute Shares Trust, 331 Newman Springs Road, Suite 122, Red Bank, New Jersey 07701.
(2)	Trustees and Officers serve until their successors are duly elected and qualified.
(3)
The Fund is part of a “Fund Complex” as defined in the 1940 Act. The Fund Complex includes all open-end funds (including all of their portfolios) advised by the Advisor or the Sub-Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this SAI, the Fund Complex consists of the 11 Funds of the Trust and four mutual funds separately advised by the Sub-Advisor.

(4)	Don Schreiber Jr. and Matthew Schreiber are each an “interested person” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with the Advisor and the Sub-Advisor.

Please retain this Supplement with each Statement of Additional Information.